John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4329
Fax: (617) 663-2197
E-Mail: pmorisette@jhancock.com
Name: Patricia A. Morisette
Title: Assistant Vice President and Counsel
July 20, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of: John Hancock Rainier Growth Fund (the “Fund”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.
The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on June 29, 2012 on behalf of the Fund pursuant to Rule 497(c) (Accession No. 0000950123-12-009722), which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-4329.
Sincerely,

/s/Patricia A. Morisette Patricia A. Morisette, Esq.
Assistant Secretary of the Trust